OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 19.1%
Automobiles 2.5%
Tesla Motors, Inc. (a)	179,838	$43,171,910
Hotels, Restaurants & Leisure 0.4%
Yum! Brands, Inc.	82,802	6,723,522
Internet & Catalog Retail 7.8%
Amazon.com, Inc. (a)	219,799	71,386,319
Priceline Group, Inc. (The) (a)	50,875	61,202,625
Total		132,588,944
Media 2.4%
Discovery Communications, Inc., Class A (a)	536,807	39,874,024
Specialty Retail 3.1%
Lowe’s Companies, Inc.	189,480	9,093,145
TJX Companies, Inc. (The)	834,142	44,334,648
Total		53,427,793
Textiles, Apparel & Luxury Goods 2.9%
Michael Kors Holdings Ltd. (a)	552,616	48,989,409
TOTAL CONSUMER DISCRETIONARY		324,775,602
CONSUMER STAPLES 2.6%
Beverages 1.5%
Coca-Cola Co. (The)	230,721	9,773,342
Diageo PLC, ADR	6,825	868,618
Monster Beverage Corp. (a)	106,707	7,579,398
SABMiller PLC, ADR	104,352	6,108,766
Total		24,330,124
Food Products 0.6%
Danone SA, ADR	703,108	10,497,402
Household Products 0.5%
Procter & Gamble Co. (The)	113,689	8,934,818
TOTAL CONSUMER STAPLES		43,762,344
ENERGY 5.6%
Energy Equipment & Services 3.2%
FMC Technologies, Inc. (a)	718,142	43,856,932
Schlumberger Ltd.	86,856	10,244,665
Total		54,101,597

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 2.4%
Cabot Oil & Gas Corp.	1,202,050	$41,037,987
TOTAL ENERGY		95,139,584
FINANCIALS 0.9%
Capital Markets 0.5%
Greenhill & Co., Inc.	51,225	2,522,831
SEI Investments Co.	212,710	6,970,507
Total		9,493,338
Consumer Finance 0.4%
American Express Co.	66,035	6,264,740
TOTAL FINANCIALS		15,758,078
HEALTH CARE 22.7%
Biotechnology 15.2%
Alexion Pharmaceuticals, Inc. (a)	258,155	40,336,719
Amgen, Inc.	52,048	6,160,922
Biogen Idec, Inc. (a)	148,100	46,697,411
Celgene Corp. (a)	541,994	46,546,444
Gilead Sciences, Inc. (a)	500,736	41,516,022
Pharmacyclics, Inc. (a)	385,011	34,539,337
Vertex Pharmaceuticals, Inc. (a)	456,570	43,228,047
Total		259,024,902
Health Care Equipment & Supplies 0.8%
Varian Medical Systems, Inc. (a)	90,335	7,510,452
Zimmer Holdings, Inc.	61,394	6,376,381
Total		13,886,833
Life Sciences Tools & Services 3.0%
Illumina, Inc. (a)	284,004	50,706,074
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	901,050	43,709,936
Merck & Co., Inc.	78,479	4,540,010
Novartis AG, ADR	97,349	8,813,005
Novo Nordisk A/S, ADR	135,673	6,266,736
Total		63,329,687
TOTAL HEALTH CARE		386,947,496
INDUSTRIALS 7.0%
Aerospace & Defense 2.3%
Precision Castparts Corp.	154,338	38,954,911

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	199,601	$8,814,380
United Parcel Service, Inc., Class B	85,191	8,745,708
Total		17,560,088
Trading Companies & Distributors 3.7%
Fastenal Co.	1,258,303	62,273,416
TOTAL INDUSTRIALS		118,788,415
INFORMATION TECHNOLOGY 36.5%
Communications Equipment 1.5%
Cisco Systems, Inc.	571,100	14,191,835
QUALCOMM, Inc.	139,216	11,025,907
Total		25,217,742
Internet Software & Services 13.7%
Baidu, Inc., ADR (a)	261,046	48,766,003
Facebook, Inc., Class A (a)	987,366	66,439,858
Google, Inc., Class A (a)	57,150	33,413,891
Google, Inc., Class C (a)	57,148	32,876,101
LinkedIn Corp., Class A (a)	302,425	51,856,815
Total		233,352,668
IT Services 6.4%
Automatic Data Processing, Inc.	46,857	3,714,823
Cognizant Technology Solutions Corp., Class A (a)	917,082	44,854,481
Visa, Inc., Class A	291,464	61,414,379
Total		109,983,683
Semiconductors & Semiconductor Equipment 2.9%
Altera Corp.	18,763	652,202
Analog Devices, Inc.	22,426	1,212,574
ARM Holdings PLC, ADR	1,042,057	47,142,658
Total		49,007,434

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 12.0%
Autodesk, Inc. (a)	145,691	$8,214,059
Factset Research Systems, Inc.	46,339	5,573,655
Microsoft Corp.	151,909	6,334,605
Oracle Corp.	296,921	12,034,208
Red Hat, Inc. (a)	786,206	43,453,606
Salesforce.com, Inc. (a)	918,524	53,347,874
Splunk, Inc. (a)	599,101	33,148,258
VMware, Inc., Class A (a)	428,374	41,470,887
Total		203,577,152
TOTAL INFORMATION TECHNOLOGY		621,138,679
MATERIALS 2.9%
Chemicals 2.9%
Monsanto Co.	400,040	49,900,990
TOTAL MATERIALS		49,900,990
Total Common Stocks (Cost: $1,318,079,406)		$1,656,211,188

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.095% (b)(c)	52,425,364	$52,425,364
Total Money Market Funds (Cost: $52,425,364)		$52,425,364
Total Investments
(Cost: $1,370,504,770) (d)		$1,708,636,552(e)
Other Assets & Liabilities, Net		(7,560,334)
Net Assets		$1,701,076,218

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,613,880	222,585,032	(179,773,548)	52,425,364	6,793	52,425,364

(d)

At June 30, 2014, the cost of securities for federal income tax purposes was approximately $1,370,505,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$363,843,000
Unrealized Depreciation	(25,711,000)
Net Unrealized Appreciation	$338,132,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observableinputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	324,775,602	—	—	324,775,602
Consumer Staples	43,762,344	—	—	43,762,344
Energy	95,139,584	—	—	95,139,584
Financials	15,758,078	—	—	15,758,078
Health Care	386,947,496	—	—	386,947,496
Industrials	118,788,415	—	—	118,788,415
Information Technology	621,138,679	—	—	621,138,679
Materials	49,900,990	—	—	49,900,990
Total Equity Securities	1,656,211,188	—	—	1,656,211,188
Mutual Funds
Money Market Funds	52,425,364	—	—	52,425,364
Total Mutual Funds	52,425,364	—	—	52,425,364
Total	1,708,636,552	—	—	1,708,636,552

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Pacific/Asia Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
AUSTRALIA 13.3%
Amcor Ltd.	328,862	$3,234,537
Australia and New Zealand Banking Group Ltd.	223,932	7,041,429
BHP Billiton Ltd.	124,924	4,260,490
Commonwealth Bank of Australia	66,916	5,103,556
Macquarie Group Ltd.	46,995	2,643,645
National Australia Bank Ltd.	45,095	1,393,830
Telstra Corp., Ltd.	1,034,936	5,084,399
Wesfarmers Ltd.	96,496	3,807,868
Westpac Banking Corp.	140,117	4,481,799
Total		37,051,553
CHINA 10.3%
Anhui Conch Cement Co., Ltd., Class H	500,500	1,716,771
China Mengniu Dairy Co., Ltd.	172,000	795,086
CNOOC Ltd.	1,405,000	2,525,721
CSPC Pharmaceutical Group Ltd.	1,848,000	1,477,490
GOME Electrical Appliances Holding Ltd.	8,550,000	1,399,988
Guangdong Investment Ltd.	3,610,000	4,169,199
Industrial & Commercial Bank of China Ltd., Class H	5,440,100	3,439,966
Luthai Textile Co., Ltd., Class B	1,014,420	1,363,833
Pax Global Technology Ltd. (a)	1,846,000	1,212,159
Ping An Insurance Group Co. of China Ltd., Class H	132,000	1,021,948
Tencent Holdings Ltd.	247,500	3,765,229
Vipshop Holdings Ltd., ADS (a)	8,127	1,525,763
WuXi PharmaTech (Cayman), Inc. ADR (a)	69,073	2,269,739
Zhuzhou CSR Times Electric Co., Ltd., Class H	612,000	1,859,126
Total		28,542,018
HONG KONG 5.3%
AIA Group Ltd.	440,200	2,211,835
Cheung Kong Holdings Ltd.	149,000	2,643,506
Hutchison Whampoa Ltd.	273,000	3,733,702
Jardine Matheson Holdings Ltd.	26,800	1,590,450
Sands China Ltd.	607,200	4,582,956
Total		14,762,449
INDIA 6.1%
Bank of Baroda	85,597	1,248,096
HCL Technologies Ltd.	101,872	2,542,022
HDFC Bank Ltd., ADR	63,726	2,983,651
Lupin Ltd.	103,554	1,804,414
Motherson Sumi Systems Ltd.	487,739	2,631,118
Oil & Natural Gas Corp., Ltd.	168,511	1,190,214

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Tata Motors Ltd.	373,265	$2,686,469
UPL Ltd.	314,151	1,784,865
Total		16,870,849
INDONESIA 1.9%
PT Bank Negara Indonesia Persero Tbk	2,093,400	841,797
PT Bank Rakyat Indonesia Persero Tbk	3,095,900	2,697,493
PT Matahari Department Store Tbk	1,488,500	1,733,342
Total		5,272,632
JAPAN 40.3%
Alps Electric Co., Ltd.	188,700	2,424,830
Aoyama Trading Co., Ltd.	85,400	2,338,702
Aozora Bank Ltd.	718,000	2,360,640
Astellas Pharma, Inc.	265,500	3,491,475
Central Japan Railway Co.	21,700	3,097,637
COMSYS Holdings Corp.	163,000	3,030,606
CYBERDYNE, Inc. (a)	6,200	637,057
Daiichikosho Co., Ltd.	108,100	3,104,836
Doshisha Co., Ltd.	65,500	1,154,709
Enplas Corp.	20,300	1,481,525
Fuji Heavy Industries Ltd.	152,400	4,225,864
Glory Ltd.	73,400	2,393,987
Hoshizaki Electric Co., Ltd.	65,700	3,279,288
Hulic REIT, Inc. (a)	1,318	2,095,679
Iriso Electronics Co., Ltd.	49,500	2,902,627
IT Holdings Corp.	103,400	1,777,223
ITOCHU Corp.	393,800	5,055,521
Kanamoto Co., Ltd.	90,000	3,589,091
KDDI Corp.	68,500	4,179,430
M3, Inc.	110,600	1,760,879
Mazda Motor Corp.	467,000	2,191,594
Message Co., Ltd.	41,500	1,580,847
Mitsubishi UFJ Financial Group, Inc.	455,000	2,793,116
Mitsui & Co., Ltd.	222,700	3,570,245
NAC Co., Ltd.	71,100	1,073,212
Nakanishi, Inc.	49,700	2,038,672
Nidec Corp.	52,400	3,222,619
Nihon M&A Center, Inc.	58,800	1,678,707
Omron Corp.	65,200	2,749,457
ORIX Corp.	235,790	3,909,586
Otsuka Corp.	70,400	3,414,009
San-A Co., Ltd.	84,800	2,572,285
Shinmaywa Industries Ltd.	176,000	1,554,257
SoftBank Corp.	43,100	3,211,940
Sumitomo Mitsui Financial Group, Inc.	84,900	3,562,143

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Sun Frontier Fudousan Co., Ltd.	96,800	$1,164,843
Taisei Corp.	152,000	842,407
Temp Holdings Co., Ltd.	52,600	1,728,619
Tokai Tokyo Financial Holdings, Inc.	278,400	2,166,982
Tokyo Gas Co., Ltd.	468,000	2,733,733
Tokyo Tatemono Co., Ltd.	176,000	1,630,177
Toyo Tire & Rubber Co., Ltd.	186,000	3,166,704
Toyota Motor Corp.	87,600	5,244,842
Total		112,182,602
MALAYSIA 0.7%
Tenaga Nasional Bhd	531,700	2,019,938
PHILIPPINES 3.3%
GT Capital Holdings, Inc.	135,480	2,700,654
Metropolitan Bank & Trust Co.	1,076,964	2,156,147
Robinsons Retail Holdings, Inc. (a)	1,055,640	1,763,803
Universal Robina Corp.	182,060	643,475
Vista Land & Lifescapes, Inc.	14,235,850	1,996,338
Total		9,260,417
SINGAPORE 2.5%
DBS Group Holdings Ltd.	303,000	4,075,258
Frasers Centrepoint Ltd.	764,000	1,136,425
Wing Tai Holdings Ltd.	1,024,000	1,618,701
Total		6,830,384
SOUTH KOREA 6.5%
Hyundai Motor Co.	15,766	3,574,480
NAVER Corp.	1,942	1,600,139
Samsung Electronics Co., Ltd.	7,120	9,298,361
SK Telecom Co., Ltd.	15,326	3,582,522
Total		18,055,502

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 6.5%
Delta Electronics, Inc.	413,000	$3,007,939
Gigabyte Technology Co., Ltd.	1,438,000	2,303,944
Hermes Microvision, Inc.	21,000	833,900
MediaTek, Inc.	186,000	3,146,244
St. Shine Optical Co., Ltd.	69,000	1,704,902
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	222,749	4,764,601
Tong Hsing Electronic Industries Ltd.	427,000	2,304,309
Total		18,065,839
THAILAND 2.1%
Bangkok Expressway PCL, Foreign Registered Shares	1,610,400	1,860,652
Kasikornbank PCL, Foreign Registered Shares	271,600	1,715,592
PTT Global Chemical PCL, Foreign Registered Shares	1,073,600	2,233,366
Total		5,809,610
UNITED STATES 0.4%
China Biologic Products, Inc. (a)	27,926	1,241,869
Total Common Stocks (Cost: $217,054,406)		$275,965,662

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.095% (b)(c)	2,538,056	$2,538,056
Total Money Market Funds (Cost: $2,538,056)		$2,538,056

Total Investments (Cost: $219,592,462) (d)		$278,503,718(e)
Other Assets & Liabilities, Net		(159,604)
Net Assets		$278,344,114

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at June 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Morgan Stanley & Co.	8/14/2014	8,569,000	CNY	1,388,367	USD	—	(1,934)
Morgan Stanley & Co.	8/14/2014	23,413,549,000	IDR	1,942,429	USD	—	(19,884)
Morgan Stanley & Co.	8/14/2014	293,605,000	INR	4,850,635	USD	—	(2,659)
Morgan Stanley & Co.	8/14/2014	282,802,000	JPY	2,778,876	USD	—	(13,640)
Morgan Stanley & Co.	8/14/2014	286,304,000	PHP	6,541,390	USD	—	(20,951)
Morgan Stanley & Co.	8/14/2014	54,125,000	THB	1,664,360	USD	105	—
Morgan Stanley & Co.	8/14/2014	5,561,939	USD	5,927,000	AUD	8,603	—
Morgan Stanley & Co.	8/14/2014	7,488,951	USD	7,642,849,000	KRW	52,370	—
Morgan Stanley & Co.	8/14/2014	3,607,554	USD	11,634,000	MYR	11,389	—
Morgan Stanley & Co.	8/14/2014	970,963	USD	1,118,000	NZD	3,810	—
Morgan Stanley & Co.	8/14/2014	971,694	USD	1,213,000	SGD	1,130	—
Total						77,407	(59,068)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,349,698	22,281,812	(21,093,454)	2,538,056	1,435	2,538,056

(d)

At June 30, 2014, the cost of securities for federal income tax purposes was approximately $219,592,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,855,000
Unrealized Depreciation	(1,943,000)
Net Unrealized Appreciation	$58,912,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share

Currency Legend

AUD	Australian Dollar
CNY	China, Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated March 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,525,763	39,399,438	—	40,925,201
Consumer Staples	—	9,582,516	—	9,582,516
Energy	—	3,715,934	—	3,715,934
Financials	2,983,651	69,851,182	—	72,834,833
Health Care	3,511,608	14,495,735	—	18,007,343
Industrials	—	43,160,125	—	43,160,125
Information Technology	4,764,602	44,763,918	—	49,528,520
Materials	—	13,230,028	—	13,230,028
Telecommunication Services	—	16,058,292	—	16,058,292
Utilities	—	8,922,870	—	8,922,870
Total Equity Securities	12,785,624	263,180,038	—	275,965,662
Mutual Funds
Money Market Funds	2,538,056	—	—	2,538,056
Total Mutual Funds	2,538,056	—	—	2,538,056
Investments in Securities	15,323,680	263,180,038	—	278,503,718
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	77,407	—	77,407
Liabilities
Forward Foreign Currency Exchange Contracts	—	(59,068)	—	(59,068)
Total	15,323,680	263,198,377	—	278,522,057

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 21.3%
Automobiles 2.9%
Tesla Motors, Inc. (a)	819,800	$196,801,188

Internet & Catalog Retail 8.7%
Amazon.com, Inc. (a)	876,168	284,561,843
Priceline Group, Inc. (The) (a)	247,618	297,884,454
Total		582,446,297
Media 2.9%
Discovery Communications, Inc., Class A (a)	2,608,660	193,771,265

Specialty Retail 3.2%
TJX Companies, Inc. (The)	4,059,810	215,778,902

Textiles, Apparel & Luxury Goods 3.6%
Michael Kors Holdings Ltd. (a)	2,689,639	238,436,497
TOTAL CONSUMER DISCRETIONARY		1,427,234,149

ENERGY 6.2%
Energy Equipment & Services 3.2%
FMC Technologies, Inc. (a)	3,496,945	213,558,431

Oil, Gas & Consumable Fuels 3.0%
Cabot Oil & Gas Corp.	5,857,050	199,959,687
TOTAL ENERGY		413,518,118

HEALTH CARE 25.1%
Biotechnology 18.2%
Alexion Pharmaceuticals, Inc. (a)	1,258,289	196,607,656
Biogen Idec, Inc. (a)	719,844	226,974,012
Celgene Corp. (a)	2,712,464	232,946,408
Gilead Sciences, Inc. (a)	2,275,000	188,620,250
Pharmacyclics, Inc. (a)	1,876,529	168,343,416
Vertex Pharmaceuticals, Inc. (a)	2,133,523	202,001,958
Total		1,215,493,700
Life Sciences Tools & Services 3.7%
Illumina, Inc. (a)	1,385,086	247,293,254

Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	4,379,360	212,442,754

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
TOTAL HEALTH CARE		1,675,229,708

INDUSTRIALS 7.0%
Aerospace & Defense 2.7%
Precision Castparts Corp.	699,845	$176,640,878

Trading Companies & Distributors 4.3%
Fastenal Co.	5,849,496	289,491,557
TOTAL INDUSTRIALS		466,132,435

INFORMATION TECHNOLOGY 36.3%
Internet Software & Services 14.3%
Baidu, Inc., ADR (a)	1,139,804	212,926,785
Facebook, Inc., Class A (a)	3,635,013	244,600,025
Google, Inc., Class A (a)	211,835	123,853,569
Google, Inc., Class C (a)	211,835	121,864,439
LinkedIn Corp., Class A (a)	1,473,519	252,664,303
Total		955,909,121
IT Services 6.8%
Cognizant Technology Solutions Corp., Class A (a)	4,417,610	216,065,305
Visa, Inc., Class A	1,135,043	239,164,911
Total		455,230,216
Semiconductors & Semiconductor Equipment 2.8%
ARM Holdings PLC, ADR	4,241,160	191,870,078

Software 12.4%
Red Hat, Inc. (a)	3,820,660	211,167,878
Salesforce.com, Inc. (a)	4,463,896	259,263,080
Splunk, Inc. (a)	2,806,505	155,283,922
VMware, Inc., Class A (a)	2,082,000	201,558,420
Total		827,273,300
TOTAL INFORMATION TECHNOLOGY		2,430,282,715

MATERIALS 3.7%
Chemicals 3.7%
Monsanto Co.	1,989,935	248,224,492
TOTAL MATERIALS		248,224,492
Total Common Stocks (Cost: $4,326,475,264)		$6,660,621,617

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.095% (b)(c)	66,380,584	$66,380,584

Total Money Market Funds (Cost: $66,380,584)		$66,380,584

Total Investments
(Cost: $4,392,855,848) (d)	$6,727,002,201(e)
Other Assets & Liabilities, Net	(42,916,721)
Net Assets	$6,684,085,480

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	112,206,652	600,656,217	(646,482,285)	—	66,380,584	29,775	66,380,584
MercadoLibre, Inc.*	272,572,884	4,792,073	(206,226,819)	(71,138,138)	—	—	—
Total	384,779,536	605,448,290	(852,709,104)	(71,138,138)	66,380,584	29,775	66,380,584

* Issuer was not an affiliate for the entire period ended June 30, 2014.

(d)

At June 30, 2014, the cost of securities for federal income tax purposes was approximately $4,392,856,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,456,653,000
Unrealized Depreciation	(122,507,000)
Net Unrealized Appreciation	$2,334,146,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,427,234,149	—	—	1,427,234,149
Energy	413,518,118	—	—	413,518,118
Health Care	1,675,229,708	—	—	1,675,229,708
Industrials	466,132,435	—	—	466,132,435
Information Technology	2,430,282,715	—	—	2,430,282,715
Materials	248,224,492	—	—	248,224,492
Total Equity Securities	6,660,621,617	—	—	6,660,621,617
Mutual Funds
Money Market Funds	66,380,584	—	—	66,380,584
Total Mutual Funds	66,380,584	—	—	66,380,584
Total	6,727,002,201	—	—	6,727,002,201

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 19, 2014